5. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

Derivative liabilities, consisting of the equity instruments such as common share warrants with an exercise price in a different currency than the Company’s functional currency, are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2011	$484,777

Fair value of warrants issued in private placements	226,400
Change in fair value of derivative liabilities	1,620,319
Foreign exchange effect on derivative liability	11,493
Balance, December 31, 2012	2,342,989

Fair value of warrants issued in private placements	969,502
Exercise of warrants – reclassification to additional paid-in-capital	(117,069)
Change in fair value of derivative liabilities	2,216,119
Foreign exchange effect on derivative liability	(232,635)
Balance, December 31, 2013	5,178,906

Fair value of warrants issued in private placements	301,600
Exercise of warrants – reclassification to additional paid-in-capital	(110,049)
Change in fair value of derivative liabilities	(466,499)
Foreign exchange effect on derivative liability	(421,032)
Balance, December 31, 2014	$4,482,926

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	December 31,	December 31,	December 31,
	2014	2013	2012

Risk-free interest rate	1.01 to 1.79%	1.13 to 2.77%	1.21 to 1.80%
Expected life of derivative liability	1 to 8 years	1 to 10 yrs	2 to 10 yrs
Annualized volatility	147.1%	144.2%	201.4%
Dividend rate	0.00%	0.00%	0.00%